Capitalized Technology, Net (Details 1) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Years ending December 31,
2017 (remaining three months)	$ 194,043
2017		$ 776,171
2018	776,171	776,171
2019	776,171	776,171
2020	709,230	709,233
Total	3,142,337	3,724,466	$ 5,043,972
Capitalized Technology [Member]
Years ending December 31,
2017 (remaining three months)	142,035
2017		519,680
2018	438,186	302,618
2019	247,463	111,895
2020	56,740
Total	$ 884,424	$ 934,193	$ 886,543